Leasing - Schedule of Embedded Leasing Consideration (Details) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Nominal [member]
IfrsStatementLineItems [Line Items]
Consideration for the leasing	R$ 888
Potential PIS/Pasep and Cofins (9.25%)	59
Adjusted To Present Value [member]
IfrsStatementLineItems [Line Items]
Consideration for the leasing	433
Potential PIS/Pasep and Cofins (9.25%)	R$ 21